Description of Business and Summary of Significant Accounting Policies - Schedule of Intangible Asset Useful Lives (Details)	Mar. 31, 2025
Patents & licenses | Minimum
Finite-Lived Intangible Assets [Line Items]
Intangible assets, useful lives	3 years
Patents & licenses | Maximum
Finite-Lived Intangible Assets [Line Items]
Intangible assets, useful lives	11 years
Computer software | Minimum
Finite-Lived Intangible Assets [Line Items]
Intangible assets, useful lives	3 years
Computer software | Maximum
Finite-Lived Intangible Assets [Line Items]
Intangible assets, useful lives	5 years
Developed technology | Minimum
Finite-Lived Intangible Assets [Line Items]
Intangible assets, useful lives	1 year
Developed technology | Maximum
Finite-Lived Intangible Assets [Line Items]
Intangible assets, useful lives	8 years
Customer relationships | Minimum
Finite-Lived Intangible Assets [Line Items]
Intangible assets, useful lives	1 year
Customer relationships | Maximum
Finite-Lived Intangible Assets [Line Items]
Intangible assets, useful lives	6 years